Form N-1A Cover	May 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	May 30, 2024
Prospectus Date	Feb. 28, 2024
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 30, 2024 TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2024, OF:
Invesco S&P International Developed Momentum ETF (IDMO)
(the “Fund”)
Effective after the close of business on May 31, 2024 (the “Effective Time”), S&P Dow Jones Indices is changing the name of the S&P Momentum Developed ex-U.S. & South Korea LargeMidCap, the Fund’s underlying index, and the name of the associated parent index as set forth in the table below:
Index	Current Index Name	New Index Name
Underlying Index	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index	S&P World Ex-U.S. Momentum Index
Parent Index	S&P Developed ex-U.S. & Korea LargeMidCap Index	S&P World Ex-U.S. Index

Accordingly, as of the Effective Time, all references to each Current Index Name in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are replaced with the corresponding New Index Name. The Indices’ methodology will remain the same.